JPMorgan Core Plus Bond Fund Investment Objectives and Goals - A C I Shares [Member] - JPMorgan Core Plus Bond Fund	Feb. 28, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Class/Ticker: A/ONIAX; C/OBDCX; I/HLIPX
Objective [Heading]	What is the goal of the Fund?
Objective, Primary [Text Block]	The Fund seeks a high level of current income by investing primarily in a diversified portfolio of high-, medium- and low-grade debt securities.